Bradford D. Rodgers

SVP and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 6, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:        Great-West Life & Annuity Insurance Company of New York

Variable Annuity- 2 Series Account

Smart Track Advisor Variable Annuity

Filing Pursuant to Rule 497(j) for

File No. 333-212091; 811-05961

Commissioners:

On behalf of Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-2 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Statement of Additional Information being used in connection with the offering of the “Smart Track Advisor Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 16 for Variable Annuity 2-Series Account as filed with the Commission on April 29, 2022 via EDGARLINK.

Please do not hesitate to call me at (205) 268-1113 if you have any questions.

Sincerely,

/s/ Bradford D. Rodgers
Bradford D. Rodgers